Annual Total Returns [BarChart] - iShares Treasury Floating Rate Bond ETF - iShares Treasury Floating Rate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	0.11%
Annual Return 2016	0.47%
Annual Return 2017	0.91%
Annual Return 2018	1.82%
Annual Return 2019	2.08%
Annual Return 2020	0.46%